UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2008

                    DATE OF REPORTING PERIOD: APRIL 30, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                      APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMERCIAL PAPER (A) - 60.7%
--------------------------------------------------------------------------------
                                                      FACE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
ASSET-BACKED SECURITIES - 19.3%
   Barton Capital (B)
      2.500%, 05/01/08                           $   3,400,000   $     3,400,000
      2.962%, 05/06/08                               7,800,000         7,796,808
      3.124%, 05/07/08                               3,200,000         3,198,347
      2.827%, 05/08/08                               3,650,000         3,647,999
      3.176%, 05/09/08                               6,000,000         5,995,800
      2.733%, 06/13/08                               5,000,000         4,983,756
   CAFCO (B)
      3.167%, 05/05/08                               4,300,000         4,298,495
      3.093%, 05/07/08                               4,000,000         3,997,953
      2.779%, 05/21/08                               5,000,000         4,992,305
      3.127%, 06/10/08                               5,000,000         4,982,778
      2.816%, 06/19/08                                 500,000           498,094
      2.870%, 07/23/08                               5,000,000         4,967,146
   Dollar Thrifty Funding
      3.058%, 05/05/08                               5,000,000         4,998,306
      2.863%, 05/21/08                               5,000,000         4,992,083
      3.063%, 05/23/08                               5,000,000         4,990,680
      3.013%, 05/30/08                               5,000,000         4,987,917
      2.964%, 06/06/08                               3,700,000         3,689,085
      3.165%, 06/17/08                               4,500,000         4,481,494
   Edison Asset Securitization (B)
      2.807%, 05/05/08                               1,046,000         1,045,675
      2.971%, 05/09/08                               4,422,000         4,419,101
      2.470%, 06/18/08                              10,000,000         9,967,267
      2.616%, 06/30/08                               4,500,000         4,480,500
      2.847%, 07/14/08                               4,500,000         4,473,822
   Govco (B)
      2.660%, 05/12/08                               4,500,000         4,496,356
      3.024%, 05/15/08                               4,000,000         3,995,333
      2.532%, 06/05/08                               8,000,000         7,980,410
      2.870%, 07/21/08                               8,000,000         7,948,700

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                      APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER - CONTINUED
--------------------------------------------------------------------------------
                                                      FACE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
ASSET-BACKED SECURITIES - CONTINUED
   Jupiter Securitization (B)
      2.706%, 05/09/08                           $  10,000,000   $     9,994,000
      2.856%, 05/14/08                                 454,000           453,533
      2.810%, 05/19/08                                 470,000           469,342
      2.875%, 05/20/08                               8,000,000         7,987,967
      2.763%, 05/30/08                               5,000,000         4,988,924
   Park Avenue Receivables (B)
      2.660%, 05/09/08                               4,400,000         4,397,409
      3.074%, 05/12/08                               5,000,000         4,995,340
      2.856%, 05/19/08                                 273,000           272,611
      2.762%, 05/29/08                                 866,000           864,147
      2.808%, 06/02/08                               1,250,000         1,246,889
   Wal-Mart Funding (B)
      2.763%, 06/17/08                              14,500,000        14,447,941
   Windmill Funding I (B)
      2.500%, 05/01/08                                 414,000           414,000
      2.855%, 05/07/08                               8,100,000         8,096,155
      2.828%, 05/14/08                               2,200,000         2,197,760
      2.811%, 06/06/08                               7,500,000         7,479,000
      2.866%, 06/17/08                                 361,000           359,657
      2.516%, 06/20/08                               1,000,000           996,528
                                                                 ---------------
                                                                     199,367,413
                                                                 ---------------
BANKS - 13.8%
   Bank of Scotland
      2.856%, 05/01/08                              14,400,000        14,400,000
      3.063%, 05/02/08                               2,000,000         1,999,831
      2.800%, 06/19/08                              10,000,000         9,962,093
   JPMorgan Chase
      4.360%, 05/02/08                                 712,000           711,915
      2.513%, 05/30/08                                 747,000           745,496
      2.515%, 06/09/08                                 772,000           769,909
      2.515%, 06/10/08                                 486,000           484,650
      2.516%, 06/17/08                                 420,000           418,629

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                      APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER - CONTINUED
--------------------------------------------------------------------------------
                                                      FACE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
BANKS - CONTINUED
   JPMorgan Chase - continued
      2.517%, 06/23/08                           $     824,000   $       820,967
      2.518%, 06/30/08                                 496,000           493,933
      2.516%, 07/08/08                               5,000,000         4,976,389
      2.562%, 08/04/08                               5,000,000         4,966,486
      2.557%, 09/04/08                               5,000,000         4,955,725
      2.562%, 10/06/08                               5,000,000         4,944,481
   Rabobank Netherlands (B)
      2.709%, 07/17/08                              10,000,000         9,942,464
   Rabobank USA Financial
      2.641%, 05/09/08                               5,000,000         4,997,072
      2.696%, 05/19/08                               5,000,000         4,993,275
      2.807%, 05/21/08                               7,000,000         6,989,111
      2.516%, 06/19/08                               9,650,000         9,617,163
   Societe Generale North America
      2.480%, 05/01/08                               5,000,000         5,000,000
      2.838%, 05/15/08                               5,000,000         4,994,497
      2.840%, 06/10/08                               3,500,000         3,489,033
      2.906%, 06/16/08                               5,000,000         4,981,536
      2.932%, 07/09/08                               5,000,000         4,972,113
      2.776%, 07/10/08                               3,500,000         3,481,285
      2.881%, 07/16/08                               6,000,000         5,963,773
      2.717%, 09/10/08                               3,000,000         2,970,520
   Toronto-Dominion Holdings USA (B)
      2.541%, 05/13/08                               5,000,000         4,995,775
      2.517%, 06/23/08                              10,000,000         9,963,195
      2.628%, 07/24/08                               5,000,000         4,969,550
                                                                 ---------------
                                                                     142,970,866
                                                                 ---------------
CONSUMER STAPLES - 3.9%
   Brown-Forman (B)
      2.350%, 05/01/08                              20,390,000        20,390,000
   Unilever Capital (B)
      2.644%, 10/14/08                              10,000,000         9,879,650
      2.812%, 12/19/08                              10,000,000         9,822,133
                                                                 ---------------
                                                                      40,091,783
                                                                 ---------------

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                      APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER - CONTINUED
--------------------------------------------------------------------------------
                                                      FACE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
ENERGY - 1.7%
   ConocoPhillips (B)
      2.360%, 05/01/08                           $  17,000,000   $    17,000,000
                                                                 ---------------

FINANCE - 19.1%
   American Express Credit
      3.073%, 05/27/08                               4,000,000         3,991,189
   Barclays US Funding
      2.854%, 06/23/08                               5,000,000         4,979,094
      2.800%, 07/16/08                               5,000,000         4,970,656
      2.873%, 08/18/08                               5,000,000         4,956,930
      2.911%, 09/29/08                               5,000,000         4,939,705
   HSBC USA
      2.946%, 06/04/08                              10,000,000         9,972,422
   ING US Funding
      2.655%, 05/05/08                               1,000,000           999,705
      2.973%, 05/15/08                               5,400,000         5,393,805
      2.993%, 05/19/08                               5,000,000         4,992,575
      2.662%, 06/06/08                               5,000,000         4,986,750
      2.950%, 06/18/08                              10,000,000         9,961,067
      2.520%, 07/10/08                               6,000,000         5,970,833
      2.889%, 08/25/08                               5,000,000         4,953,922
   International Lease Finance
      2.508%, 06/12/08                               8,000,000         7,976,737
      2.845%, 06/27/08                               5,000,000         4,977,596
      2.718%, 07/08/08                               5,000,000         4,974,500
      2.850%, 07/18/08                               5,000,000         4,969,342

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                      APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER - CONTINUED
--------------------------------------------------------------------------------
                                                      FACE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
FINANCE - CONTINUED
   Merrill Lynch
      3.064%, 06/02/08                           $   9,000,000   $     8,975,680
   Prudential (B)
      2.653%, 05/06/08                               5,000,000         4,998,160
      3.022%, 05/07/08                               5,000,000         4,997,500
      2.846%, 05/09/08                              15,000,000        14,990,556
      2.757%, 07/08/08                              10,000,000         9,948,244
   UBS Finance Delaware
      3.053%, 05/06/08                               5,000,000         4,997,896
      3.033%, 05/08/08                               8,000,000         7,995,318
      3.002%, 05/12/08                              10,000,000         9,990,894
      2.851%, 05/27/08                               5,000,000         4,989,744
      2.988%, 06/03/08                               5,000,000         4,986,410
      2.965%, 06/24/08                               1,400,000         1,393,805
   Wells Fargo
      2.300%, 05/01/08                              25,000,000        25,000,000
                                                                 ---------------
                                                                     197,231,035
                                                                 ---------------
INDUSTRIALS - 2.9%
   General Electric
      3.715%, 05/13/08                              10,000,000         9,987,767
      2.413%, 06/27/08                              10,000,000         9,962,000
      2.644%, 08/22/08                              10,000,000         9,917,761
                                                                 ---------------
                                                                      29,867,528
                                                                 ---------------
   TOTAL COMMERCIAL PAPER
      (Cost $626,528,625)                                            626,528,625
                                                                 ---------------

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                      APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 13.9%
--------------------------------------------------------------------------------
                                                      FACE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
   AmeriCredit Prime Automobile Receivables
     Trust, Cl A1
      5.274%, 10/08/08                           $     778,100   $       778,100
   BMW Luxury Touring Automobile Receivables
     Trust, Cl A1
      5.061%, 11/17/08                                 940,654           940,654
   Capital Auto Receivables Trust, Cl A1
      4.910%, 11/17/08 (B)                           1,574,918         1,574,918
   Capital Auto Receivables Trust, Cl A1
      5.104%, 12/15/08 (B)                           4,058,409         4,058,409
   Capital Auto Receivables Trust, Cl A1
      3.385%, 02/17/09 (B)                           9,840,224         9,840,224
   Capital One Prime Automobile Receivables
     Trust, Cl A1
      5.221%, 10/15/08                                 890,580           890,580
   Carmax Auto Owner Trust, Cl A1
      4.453%, 01/15/09                               2,044,836         2,044,836
   Caterpillar Financial Asset Trust, Cl A1
      3.005%, 04/27/09                               9,000,000         9,000,000
   CNH Equipment Trust, Cl A1
      2.752%, 05/11/09                               5,000,000         5,000,000
   Daimler Chrysler Auto Trust, Cl A1
      4.944%, 11/10/08 (B)                           4,629,128         4,629,128
   Daimler Chrysler Auto Trust, Cl A1
      3.151%, 03/09/09 (B)                          10,791,429        10,791,429
   Fifth Third Auto Trust, Cl A1
      2.730%, 04/15/09                              12,898,811        12,898,811
   Ford Credit Auto Owner Trust, Cl A1
      5.292%, 10/15/08 (B)                           1,452,602         1,452,602
   Ford Credit Auto Owner Trust, Cl A1
      4.017%, 02/13/09 (B)                           5,576,239         5,576,239
   Ford Credit Auto Owner Trust, Cl A1
      2.765%, 05/15/09 (B)                          10,000,000        10,000,000

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                      APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - CONTINUED
--------------------------------------------------------------------------------
                                                      FACE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
   General Electric Equipment Mid-Ticket,
     Cl A1
      4.905%, 11/14/08                           $   2,178,370   $     2,178,370
   Harley-Davidson Motorcycle Trust, Cl A1
      3.171%, 02/15/09                               6,833,848         6,833,848
   Honda Automobile Receivables Owners Trust,
     Cl A1
      5.564%, 08/15/08                                 214,965           214,965
   John Deere Owner Trust, Cl A1
      2.740%, 05/08/09                              10,000,000        10,000,000
   Nissan Auto Lease Trust, Cl A1
      2.800%, 05/15/09                               8,000,000         8,000,000
   Nissan Auto Receivables Owners Trust, Cl A1
      5.263%, 10/15/08                               1,224,926         1,224,926
   Nissan Auto Receivables Owners Trust, Cl A1
      3.997%, 01/15/09                               4,921,633         4,921,633
   Santander Drive Auto Receivables Trust,
     Cl A1
      5.801%, 09/15/08                                 387,616           387,616
   Santander Drive Auto Receivables Trust,
     Cl A1
      5.336%, 10/15/08                                 502,570           502,570
   Susquehanna Auto Lease Trust, Cl A2
      5.320%, 04/14/09 (B)                          11,043,888        11,069,525
   Triad Auto Receivables Trust, Cl A1
      5.068%, 12/12/08                               5,069,112         5,069,112
   United Pan American Financial Corp, Cl A1
      4.986%, 11/17/08                                 498,088           498,088
   Wachovia Auto Loan Trust, Cl A1
      3.943%, 01/20/09                               8,085,389         8,085,389
   World Omni Automobile Receivables Trust,
     Cl A1
      5.676%, 10/15/08                                 540,772           540,772
   World Omni Automobile Receivables Trust,
     Cl A1
      2.922%, 03/16/09                               5,000,000         5,000,000
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $144,002,744)                                               144,002,744
                                                                 ---------------

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                      APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE BONDS - 12.0%
--------------------------------------------------------------------------------
                                                      FACE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
BANKS - 5.4%
   American Express Bank
      2.741%, 05/07/08 (C)                       $  13,980,000   $    13,979,635
   American Express Centurion Bank
      2.741%, 05/07/08 (C)                           6,600,000         6,599,793
   Bank One
      2.625%, 06/30/08                               3,318,000         3,315,744
      6.000%, 08/01/08                               2,000,000         2,013,940
   Toronto Dominion Bank
      6.500%, 08/15/08                               3,000,000         3,010,450
   Wachovia Bank
      2.592%, 06/20/08 (C)                          15,000,000        15,003,090
      4.375%, 08/15/08                               3,000,000         3,009,263
      3.401%, 11/25/08 (C)                           9,000,000         9,000,000
                                                                 ---------------
                                                                      55,931,915
                                                                 ---------------
CONSUMER DISCRETIONARY - 0.4%
   Procter & Gamble International Funding SCA
      3.139%, 02/19/09 (C)                           4,000,000         4,000,716
                                                                 ---------------
FINANCE - 3.5%
   American Express Credit
      3.000%, 05/16/08                               7,200,000         7,198,072
   American Honda Finance
      4.500%, 05/26/09 (B)                           8,250,000         8,391,131

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                      APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE BONDS - CONTINUED
--------------------------------------------------------------------------------
                                                     FACE
                                                    AMOUNT            VALUE
                                                 -------------   ---------------
FINANCE - CONTINUED
   American Honda Finance MTN (B) (C)
      3.168%, 05/12/08                           $   1,600,000   $     1,599,918
      5.846%, 09/18/08                               5,000,000         5,000,000
      2.980%, 05/05/09                               5,000,000         5,000,000
      3.148%, 05/12/09                               5,000,000         4,995,850
   Caterpillar Financial Services
      2.700%, 07/15/08                               1,640,000         1,631,362
   General Electric Capital MTN
      3.500%, 05/01/08                               2,235,000         2,235,000
                                                                 ---------------
                                                                      36,051,333
                                                                 ---------------
FINANCIALS - 2.0%
   Bank of America
      5.875%, 02/15/09                               2,580,000         2,636,818
   JPMorgan Chase
      3.625%, 05/01/08                               5,110,000         5,110,000
   Wells Fargo MTN
      4.000%, 08/15/08                               5,200,000         5,218,931
      3.125%, 04/01/09                               8,000,000         8,003,520
                                                                 ---------------
                                                                      20,969,269
                                                                 ---------------
HEALTH CARE - 0.2%
   Abbott Laboratories
      3.500%, 02/17/09                               1,800,000         1,812,082
                                                                 ---------------
TELECOMMUNICATION SERVICES - 0.5%
   AT&T
      3.155%, 05/15/08 (C)                           5,000,000         5,000,089
                                                                 ---------------
   TOTAL CORPORATE BONDS
      (Cost $123,765,404)                                            123,765,404
                                                                 ---------------

--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 10.7%
--------------------------------------------------------------------------------
   American Express Centurion Bank
      2.741%, 10/30/08                               5,000,000         5,000,000

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                      APRIL 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - CONTINUED
--------------------------------------------------------------------------------
                                                      FACE
                                                     AMOUNT           VALUE
                                                 -------------   ---------------
   Bank of Scotland
      3.100%, 05/12/08                           $  10,000,000   $    10,000,000
   Citibank
      3.030%, 05/20/08                              15,000,000        15,000,000
   PNC Bank
      3.126%, 02/23/09                               6,200,000         6,200,000
   Royal Bank of Scotland NY
      3.000%, 05/01/08                              10,000,000        10,000,000
      3.000%, 05/15/08                              15,000,000        15,000,000
   Societe Generale
      3.000%, 07/08/08                               5,000,000         5,000,000
   Toronto Dominion
      2.800%, 09/08/08                              10,000,000        10,000,000
      2.670%, 10/09/08                               5,000,000         5,000,000
   Wilmington Trust
      3.080%, 05/06/08                               4,000,000         4,000,000
      4.400%, 05/08/08                              20,000,000        20,000,000
      2.970%, 07/24/08                               5,000,000         5,000,000
                                                                 ---------------
   TOTAL CERTIFICATES OF DEPOSIT
      (Cost $110,200,000)                                            110,200,000
                                                                 ---------------

--------------------------------------------------------------------------------
TIME DEPOSIT - 4.9%
--------------------------------------------------------------------------------
   Wachovia Bank, N.A., 2.150%, 05/01/08
      (Cost $50,145,879)                            50,145,879        50,145,879
                                                                 ---------------
   TOTAL INVESTMENTS - 102.2%
      (Cost $1,054,642,652) +                                    $ 1,054,642,652
                                                                 ===============

      PERCENTAGES ARE BASED ON NET ASSETS OF $1,031,512,856.

+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. THE TOTAL VALUE OF THESE SECURITIES WAS $377,104,448 AND REPRESENTED 36.6% OF NET ASSETS.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2008.

CL   - CLASS
MTN  - MEDIUM TERM NOTE
N.A. - NATIONAL ASSOCIATION

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST
               RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

UCM-QH-002-0400

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ Philip T. Masterson
                                          --------------------------
                                          Philip T. Masterson
                                          President

Date: June 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Philip T. Masterson
                                          --------------------------
                                          Philip T. Masterson
                                          President

Date: June 27, 2008


By (Signature and Title)*                 /s/ Michael Lawson
                                          --------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer

Date: June 27, 2008


* Print the name and title of each signing officer under his or her signature.